FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Measurements
FAIR VALUE MEASUREMENTS

Description	Level	September 30, 2021
Assets:
Marketable securities held in Trust Account	1	$125,056,567

Liabilities:
Warrant Liability – Private Warrants	3	$223,850

FAIR VALUE MEASUREMENTS (Details 1)

Risk-free interest rate	0.98%
Effective expiration date	12/07/2026
Dividend yield	0.00%
Expected volatility	18.25%
Exercise price	$11.50
Unit Price	$1.22

FAIR VALUE MEASUREMENTS (Details 2)

Fair value as of September 30, 2020 (inception)	$—
Change in fair value	223,850
Fair value as of September 30, 2021	$223,850